Quarterly Report
August 31, 2021
MFS®  Investment Grade Municipal Trust
CXH-Q3

Portfolio of Investments
8/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 151.6%
Alabama - 1.9%
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2040	$40,000	$47,931
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/2025	50,000	52,309
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	95,000	82,159
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	135,000	95,837
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	190,000	94,975
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	365,000	170,833
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	140,000	141,297
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	255,475	278,787
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	510,000	599,471
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2044	170,000	209,803
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	100,000	122,726
		$1,896,128
Arizona - 2.5%
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	$60,000	$67,269
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	45,000	50,146
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	80,000	88,695
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	70,000	76,674
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	80,000	86,438
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2047 (n)	165,000	167,460
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2052 (n)	145,000	147,105
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2032	795,000	1,064,903
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 1.3%, 6/01/2027 (Put Date 6/01/2027)	745,000	753,690
		$2,502,380
Arkansas - 0.4%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2044	$140,000	$173,835
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.5%, 7/01/2046	25,000	25,510
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	30,000	33,095
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	50,000	55,304
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	120,000	136,577
		$424,321
California - 11.9%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	$130,000	$114,157
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2032	235,000	202,025
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2033	470,000	395,395
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	175,000	197,750
California Community Housing Agency, Essential Housing Rev. (Fountains at Emerald Park), “A-1”, 3%, 8/01/2056 (n)	100,000	103,386
California Foothill/Eastern Transportation Corridor Agency, Toll Road Rev., “A”, 4%, 1/15/2046	1,000,000	1,161,254
California Housing Finance Agency Municipal Certificates, “X”, 0.795%, 11/20/2035 (i)	1,847,505	126,553
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2040	40,000	47,980
California Public Finance Authority Senior Living Rev. (Enso Village Project), “B-1”, 3.125%, 5/15/2029 (n)	55,000	56,016
California Public Finance Authority Senior Living Rev. (Enso Village Project), “B-2”, 2.375%, 11/15/2028 (n)	35,000	35,530
California Public Finance Authority Senior Living Rev. (Enso Village Project), “B-3”, 2.125%, 11/15/2027 (n)	50,000	50,641
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 2/01/2032 (w)	445,000	607,896
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 8/01/2035 (w)	380,000	495,971
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2038	1,220,000	1,340,429

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	$1,135,000	$1,285,930
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	40,000	45,705
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	100,000	112,348
California State University Rev., “A”, 5%, 11/01/2037 (Prerefunded 11/01/2021)	805,000	811,394
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	85,000	96,595
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	245,000	277,464
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	120,000	134,286
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	100,000	108,607
California Statewide Communities Development Authority, Essential Housing Rev. (Pasadena Portfolio), “A-1”, 2.65%, 12/01/2046 (n)	255,000	258,896
California Statewide Communities Development Authority, Essential Housing Rev. (Pasadena Portfolio), “A-1”, 3%, 12/01/2056 (n)	110,000	112,142
CMFA Special Finance Agency VIII Essential Housing Rev. (Elan Huntington Beach). “A-1”, 3%, 8/01/2056 (n)	160,000	165,022
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2030	85,000	92,126
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	65,000	66,044
Hastings Campus Housing Finance Authority Rev., “A”, 5%, 7/01/2061 (n)	325,000	386,743
Hastings Campus Housing Finance Authority Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	330,000	207,615
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2036 (Prerefunded 5/15/2022)	50,000	52,191
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, AGM, 5%, 9/01/2023	25,000	27,375
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, AGM, 5%, 9/01/2023	185,000	202,641
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2034	35,000	36,716
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2044	65,000	68,023
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2023, 5.875% to 8/01/2028	140,000	166,311
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	355,000	406,308
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 1/01/2047	195,000	237,255
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	25,000	27,975
State of California, Various Purpose General Obligation, 5.25%, 10/01/2028	270,000	271,109
State of California, Various Purpose General Obligation, 5%, 4/01/2045	770,000	975,731
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2049	55,000	68,977
West Contra Costa, CA, Unified School District, “B”, NPFG, 6%, 8/01/2024	115,000	124,393
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/2044	125,000	138,919
		$11,899,824
Colorado - 3.8%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2030	$10,000	$11,578
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2050	41,000	50,827
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	75,000	82,907
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	40,000	41,254
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	145,000	160,093
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2055	685,000	838,223
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2055	325,000	401,434
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2050	130,000	161,831
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	145,000	166,866
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043 (Prerefunded 6/01/2023)	90,000	98,511
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/2044	380,000	418,703
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2038	115,000	137,393

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2043	$245,000	$289,296
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	70,000	81,627
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	120,000	138,655
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2040	140,000	162,286
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	95,000	102,580
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2045	405,000	463,964
		$3,808,028
Connecticut - 1.1%
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	$275,000	$291,261
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2029	405,000	409,852
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2030	385,000	389,613
		$1,090,726
District of Columbia - 0.2%
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	$175,000	$202,117
Florida - 6.1%
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	$80,000	$88,120
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	35,000	38,597
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.6%, 5/01/2034	60,000	66,248
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2029	105,000	121,140
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2030	105,000	120,678
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	25,000	26,756
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	200,000	231,039
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2055 (n)	165,000	184,791
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	100,000	118,428
Hillsborough County FL, Industrial Development Authority, Hospital Rev. (Tampa General Hospital Project), “A”, 4%, 8/01/2045	1,000,000	1,174,676
Martin County, FL, Health Facilities Authority Hospital Rev. (Cleveland Clinic Health System), “A”, 4%, 1/01/2046	250,000	289,556
Miami-Dade County, FL, Aviation Rev., “A”, 4%, 10/01/2040	250,000	296,923
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6.125%, 8/01/2042	50,000	50,204
Miami-Dade County, FL, Seaport Refunding Rev., “A-1”, AGM, 4%, 10/01/2045 (w)	145,000	168,421
Miami-Dade County, FL, Special Obligation, “B”, 5%, 10/01/2035 (Prerefunded 10/01/2022)	180,000	189,482
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	175,000	176,003
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	275,000	322,609
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2049	60,000	74,895
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	105,000	67,122
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	175,000	91,167
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	100,000	116,874
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	40,000	43,976
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	20,000	21,993
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	20,000	21,963
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	40,000	43,993
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	120,000	131,885
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	85,000	96,656
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2045	980,000	426,497
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2050	180,000	224,459
Tampa, FL, Sports Authority Rev. (Tampa Bay Arena), NPFG, 5.75%, 10/01/2025	915,000	1,011,556
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 5/01/2037	50,000	50,052
		$6,086,759

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - 4.0%
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “A”, 4%, 1/01/2054	$65,000	$73,993
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	100,000	118,037
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 4%, 7/01/2044	145,000	169,637
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 4%, 7/01/2049	215,000	249,884
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2039	45,000	53,327
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2028	125,000	125,508
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2029	120,000	120,488
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2030	75,000	75,305
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2041	340,000	341,376
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 4%, 4/01/2050	130,000	149,164
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	120,000	147,016
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	250,000	320,323
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	75,000	91,612
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2056	65,000	78,728
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2063	70,000	84,784
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, AGM, 5%, 1/01/2062	395,000	487,880
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.5%, 8/15/2054	320,000	368,944
Private Colleges & Universities, GA, Authority Rev. (Emory University), “B”, 4%, 9/01/2038	180,000	218,736
Private Colleges & Universities, GA, Authority Rev. (Emory University), “B”, 4%, 9/01/2039	145,000	175,734
Private Colleges & Universities, GA, Authority Rev. (Emory University), “B”, 4%, 9/01/2040	145,000	175,338
Private Colleges & Universities, GA, Authority Rev. (Emory University), “B”, 4%, 9/01/2041	290,000	349,709
		$3,975,523
Guam - 0.3%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	$40,000	$40,654
Guam International Airport Authority Rev. (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	35,000	36,443
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	175,000	214,089
		$291,186
Hawaii - 0.2%
Hawaii Harbor System Rev., “A”, 4%, 7/01/2036	$35,000	$41,707
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2031	120,000	121,889
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2032	80,000	81,246
		$244,842
Idaho - 0.1%
Idaho Housing and Finance Association, Federal Highway Trust Fund, “A”, 4%, 7/15/2038	$40,000	$48,483
Idaho Housing and Finance Association, Federal Highway Trust Fund, “A”, 4%, 7/15/2039	45,000	54,387
		$102,870
Illinois - 15.9%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 1/01/2024	$110,692	$109,411
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	360,000	384,945
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	100,000	117,781
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	420,000	517,477
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2025	85,000	100,856
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2026	30,000	36,639
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2027	85,000	106,534
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	40,000	51,307
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	30,000	39,147
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	20,000	26,591
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	55,000	74,508
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	115,000	143,044
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	220,000	271,815
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	190,000	233,373
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	100,000	126,635

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	$180,000	$215,302
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	25,000	28,559
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	120,000	141,321
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	80,000	96,811
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	20,000	24,789
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2028	25,000	27,511
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	215,000	272,027
Chicago, IL, General Obligation, “A”, 5%, 1/01/2031	30,000	38,264
Chicago, IL, General Obligation, “A”, 5%, 1/01/2036	85,000	91,974
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	70,000	85,506
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	15,000	18,289
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	210,000	254,026
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2049	275,000	340,572
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	70,000	79,843
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2029	855,000	865,351
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	70,000	74,549
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	35,000	37,250
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	145,000	154,602
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	140,000	170,871
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2053	75,000	91,236
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2029 (Prerefunded 12/01/2021)	155,000	156,972
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2030 (Prerefunded 12/01/2021)	310,000	313,945
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031 (Prerefunded 12/01/2021)	60,000	60,764
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2040 (Prerefunded 12/01/2021)	410,000	415,217
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2045	270,000	336,196
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	455,000	531,929
Cook County, IL, Sales Tax Rev., “A”, 4%, 11/15/2041	260,000	307,084
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	145,000	173,076
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	145,000	172,758
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033 (Prerefunded 5/15/2023)	20,000	21,510
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033	140,000	146,530
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043 (Prerefunded 5/15/2023)	15,000	16,228
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043	110,000	115,250
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	85,000	102,859
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	120,000	144,698
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	565,000	607,787
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/2035	315,000	365,730
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2035	1,000,000	1,136,998
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2035	390,000	572,433
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 4%, 10/01/2050	230,000	264,469
Illinois Finance Authority, Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	390,000	392,007
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2030	5,000	6,215
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	55,000	65,246
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	120,000	146,578
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	110,000	137,854
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	25,000	32,060
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	55,000	71,996
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	50,000	63,845
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	70,000	89,444
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	50,000	59,105
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	30,000	35,453
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	143,000	143,130
Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 12/15/2056	220,000	85,679
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	130,000	142,522

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	$60,000	$66,045
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	45,000	47,726
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	50,000	52,756
State of Illinois, AGM, 5%, 2/01/2027	95,000	105,283
State of Illinois, “A”, 5%, 11/01/2027	325,000	400,170
State of Illinois, “A”, 5%, 12/01/2024	20,000	22,860
State of Illinois, General Obligation, 5.5%, 5/01/2039	495,000	637,502
State of Illinois, General Obligation, 5.75%, 5/01/2045	475,000	612,882
State of Illinois, General Obligation, “A”, 5%, 3/01/2046	480,000	598,491
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2047	355,000	413,836
		$15,839,834
Indiana - 1.4%
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	$40,000	$44,796
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	100,000	110,692
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	350,000	377,492
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 4%, 10/01/2034	70,000	81,557
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 4%, 10/01/2035	90,000	104,726
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	295,000	352,650
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	25,000	31,037
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	20,000	24,738
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	25,000	30,711
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2038	75,000	91,391
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	110,000	124,863
		$1,374,653
Iowa - 0.4%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	$170,000	$176,826
Iowa Tobacco Settlement Authority Asset-Backed, Senior Capital Appreciation, “B-2”, 0%, 6/01/2065	1,045,000	196,454
		$373,280
Kansas - 1.9%
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2038 (Prerefunded 6/01/2025) (n)	$300,000	$347,867
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2042 (Prerefunded 6/01/2025) (n)	100,000	115,956
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	45,000	52,061
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	45,000	51,642
University of Kansas Hospital Authority, Health Facilities Rev. (University of Kansas Health System), “A”, 5%, 9/01/2048	540,000	665,025
Wyandotte County/Kansas City, KS, Community College Auxiliary Enterprise System Rev., 4%, 9/01/2047	215,000	246,855
Wyandotte County/Kansas City, KS, Community College Auxiliary Enterprise System Rev., 4%, 9/01/2052	140,000	160,095
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	20,000	21,038
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	195,000	218,742
		$1,879,281
Kentucky - 2.0%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$35,000	$43,698
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	35,000	43,583
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	40,000	49,676
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 3%, 7/01/2046	55,000	58,095
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	35,000	42,265
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	230,000	275,669
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	135,000	161,681
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “B-1”, 5%, 6/01/2036	250,000	287,819
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2056	30,000	34,450
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 7/01/2030	1,000,000	1,010,192
		$2,007,128

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - 2.0%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	$240,000	$263,701
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	345,000	382,458
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	445,000	499,118
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2040 (Prerefunded 12/01/2025)	65,000	77,488
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2045 (Prerefunded 6/01/2025)	185,000	216,770
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2045 (Prerefunded 12/01/2025)	85,000	101,331
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	480,000	493,075
		$2,033,941
Maine - 0.2%
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2050	$210,000	$242,692
Maryland - 1.3%
Maryland Department of Transportation Special Project Rev., “B”, 5%, 8/01/2046	$420,000	$538,219
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	10,000	9,939
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	20,000	18,990
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	70,000	64,679
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	100,000	115,464
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	65,000	74,798
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	280,000	318,546
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048 (n)	100,000	112,504
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	10,000	10,965
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	15,000	16,365
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	15,000	16,313
		$1,296,782
Massachusetts - 15.1%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	$350,000	$466,985
Massachusetts College Building Authority Project Rev., “A”, 5%, 5/01/2031 (Prerefunded 5/01/2023)	190,000	205,307
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 5%, 6/01/2039	35,000	43,191
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 4%, 6/01/2049	30,000	33,891
Massachusetts Development Finance Agency Rev. (Beth Israel Health, Inc.), “2018 I-2”, 5%, 7/01/2053	690,000	836,714
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	40,000	42,619
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	100,000	109,014
Massachusetts Development Finance Agency Rev. (Southcoast Health System Obligated Group), “G”, 4%, 7/01/2046	145,000	170,687
Massachusetts Development Finance Agency Rev. (Southcoast Health System Obligated Group), “G”, 5%, 7/01/2050	395,000	504,224
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	35,000	41,917
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	30,000	35,807
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	120,000	142,032
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	80,000	95,463
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	1,675,000	1,891,914
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	35,000	42,377
Massachusetts Development Finance Agency Rev. (Williams College), “P”, 5%, 7/01/2043	1,000,000	1,079,649
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	10,000	10,062
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	40,000	41,614
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	55,000	56,292
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033 (u)	7,335,000	7,507,271
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 5.25%, 7/01/2029	105,000	108,603
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3%, 7/01/2051	45,000	45,536
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2037 (Prerefunded 7/01/2022)	35,000	36,390
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 10/15/2032 (Prerefunded 10/15/2021)	720,000	724,212
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/2029	600,000	805,912
		$15,077,683

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - 6.4%
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2043	$65,000	$72,600
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5.25%, 7/01/2039 (Prerefunded 7/01/2022)	460,000	479,623
Eastern Michigan University Board of Regents, General Rev., “A”, 4%, 3/01/2047	250,000	276,664
Kentwood, MI, Economic Development Corp Rev. (Holland Home Obligated Group), 4%, 11/15/2045	35,000	38,996
Michigan Building Authority Rev., “I”, 4%, 10/15/2049	100,000	117,278
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	50,000	52,499
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	65,000	69,890
Michigan Finance Authority Hospital Rev. (Ascension Health Senior Credit Group), “F-4”, 5%, 11/15/2047	570,000	720,623
Michigan Finance Authority Hospital Rev. (Henry Ford Health System), 3.25%, 11/15/2042	570,000	610,048
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2035 (Prerefunded 12/01/2021)	750,000	759,081
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	150,000	185,713
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	65,000	75,613
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	150,000	174,245
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	100,000	116,122
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-1”, 5%, 7/01/2044 (Prerefunded 7/01/2022)	175,000	182,102
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-6”, 5%, 7/01/2033	220,000	247,971
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-2”, 5%, 7/01/2044 (Prerefunded 7/01/2022)	135,000	140,363
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), “D-2”, 5%, 7/01/2034	65,000	75,506
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	545,000	605,029
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/2040	570,000	671,538
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “A”, 5%, 12/01/2046	190,000	247,998
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2046	60,000	77,403
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2038	105,000	135,134
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2040	190,000	243,395
		$6,375,434
Minnesota - 0.4%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	$45,000	$49,315
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	60,000	68,974
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	105,000	126,908
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	60,000	68,571
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	85,000	102,142
Minneapolis & St. Paul, MN, Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 12/01/2038	124	124
		$416,034
Mississippi - 0.2%
Mississippi Business Finance Corp. Refunding Rev. (System Energy Resources, Inc. Project), 2.375%, 6/01/2044	$110,000	$110,587
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	90,000	101,767
		$212,354
Missouri - 3.5%
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2049	$355,000	$433,184
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2055	215,000	261,194
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “A”, AGM, 5%, 3/01/2057	1,000,000	1,239,498
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2046	630,000	769,055

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2051	$85,000	$97,262
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039 (Prerefunded 10/01/2023)	55,000	60,527
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031	205,000	230,031
Plaza at Noah's Ark Community District, MO, Increment and Improvement Rev., 3%, 5/01/2030	10,000	10,216
Plaza at Noah's Ark Community District, MO, Increment and Improvement Rev., 3.125%, 5/01/2035	5,000	5,060
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2045	285,000	356,236
		$3,462,263
Nebraska - 0.1%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	$105,000	$148,181
Nevada - 0.2%
Clark County, NV, School District General Obligation, “A”, AGM, 4%, 6/15/2040	$90,000	$107,030
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2033	5,000	6,094
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2038	5,000	6,022
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	20,000	22,218
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	25,000	27,922
		$169,286
New Hampshire - 0.6%
National Finance Authority, New Hampshire Municipal Certificates “A”, 4.125%, 1/20/2034	$266,368	$321,390
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	100,000	119,554
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	105,000	125,035
		$565,979
New Jersey - 9.3%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “B”, AGM, 5%, 3/01/2032	$85,000	$102,878
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “B”, AGM, 5%, 3/01/2037	80,000	95,852
Essex County, NJ, Improvement Authority, General Obligation Lease Rev. (CHF-Newark, LLC - New Jersey Student Housing Project. “A”, BAM, 4%, 8/01/2060	285,000	334,614
Gloucester County, NJ, Improvement Authority Loan Rev. (Rowan University Fossil Park & Student Center Projects), BAM, 4%, 7/01/2046	105,000	122,890
Gloucester County, NJ, Improvement Authority Loan Rev. (Rowan University Fossil Park & Student Center Projects), BAM, 4%, 7/01/2051	170,000	198,135
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	30,000	35,977
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	40,000	44,907
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	40,000	44,343
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.375%, 1/01/2043	225,000	250,493
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	115,000	127,971
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	70,000	77,803
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	35,000	38,858
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	10,000	13,080
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2033	5,000	6,528
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	15,000	17,888
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	15,000	17,816
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2038	20,000	23,674
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2034	55,000	66,453
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2035	40,000	48,258
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2042	240,000	287,169
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	155,000	172,932
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	150,000	181,915
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	360,000	414,570

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.5%, 12/01/2039	$230,000	$245,852
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”C“, 3.25%, 12/01/2051	20,000	20,410
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2035	550,000	681,532
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2038 (w)	45,000	52,219
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2039 (w)	90,000	104,109
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2040 (w)	85,000	97,993
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2041 (w)	70,000	80,495
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2042 (w)	70,000	80,223
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2029 (w)	85,000	105,190
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2030 (w)	80,000	100,659
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2031 (w)	125,000	159,865
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2032 (w)	85,000	110,731
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2033 (w)	115,000	148,735
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2034 (w)	105,000	135,051
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035 (w)	105,000	134,269
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036 (w)	110,000	139,919
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037 (w)	55,000	69,641
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	80,000	100,939
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2029	150,000	178,765
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2031	100,000	118,506
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 4%, 7/15/2036	30,000	36,525
South Jersey Transportation Authority, Transportation System Rev., “A”, BAM, 5%, 11/01/2041	1,000,000	1,273,991
State of New Jersey, COVID-19 General Obligation, “A”, 4%, 6/01/2031	1,875,000	2,341,934
		$9,242,557
New Mexico - 0.0%
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2040	$15,000	$17,359
New York - 12.9%
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	$300,000	$341,631
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, Unrefunded Balance, 5.75%, 2/15/2047	115,000	115,519
New York Environmental Facilities Corp., State Revolving Funds Rev., “C”, 5%, 5/15/2041	255,000	256,009
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	1,725,000	2,477,496
New York Liberty Development Corp., Liberty Rev. (4 World Trade Center Project), 5%, 11/15/2031	200,000	201,986
New York Liberty Development Corp., Liberty Rev. (4 World Trade Center Project), 5%, 11/15/2044	500,000	504,966
New York Power Authority Rev., “A”, 5%, 11/15/2038 (Prerefunded 11/15/2021)	1,000,000	1,009,931
New York State Thruway Authority, Personal Income Rev., “A-1”, 4%, 3/15/2046	560,000	660,774
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	40,000	43,355
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	320,000	390,128
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	120,000	146,054
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	100,000	113,749
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	385,000	456,390
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2038	50,000	58,123
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2038	205,000	262,230
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “E”, 3.5%, 2/15/2048	172,516	174,932
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	570,000	591,198
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 4%, 3/01/2045	25,000	29,280
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., 5%, 6/15/2047 (Prerefunded 6/15/2023)	470,000	510,290
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., Unrefunded Balance, 5%, 6/15/2047	530,000	571,505
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2037	140,000	169,352

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2038	$175,000	$210,645
New York, NY, Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.), “A”, 4%, 12/01/2035	70,000	84,192
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2031	110,000	110,460
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	215,000	214,778
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 11/15/2029	1,125,000	994,962
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”A-2“, 5%, 5/15/2051	380,000	488,568
Utility Debt Securitization Authority Restructuring Rev., NY, “E”, 5%, 12/15/2041	1,500,000	1,655,036
		$12,843,539
North Carolina - 1.7%
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2/01/2038 (Prerefunded 1/31/2023)	$327,903	$351,685
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2036	20,000	22,454
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2041	10,000	11,098
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	130,000	142,710
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036 (w)	15,000	16,430
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042 (w)	5,000	5,397
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	65,000	78,593
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 4%, 11/01/2052	285,000	332,156
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	500,000	628,635
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	105,000	117,937
		$1,707,095
Ohio - 4.4%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$90,000	$115,136
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	405,000	470,956
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	1,825,000	299,721
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Flats East Development Project), “B”, 7%, 5/15/2040	95,000	95,252
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	220,000	249,915
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	580,000	691,628
Cuyahoga, OH, Metropolitan Housing Authority General Rev. (2045 Initiative Project), 2%, 12/01/2031	75,000	76,315
Franklin County, OH, Hospital Facilities Rev. (OhioHealth Corp.), “A”, 4%, 5/15/2047	160,000	181,829
Lake County, OH, Hospital Facilities Rev., 6%, 8/15/2043	40,000	40,152
Miami County, OH, Hospital Facilities Rev. (Kettering Health), “A”, 5%, 8/01/2049	405,000	496,819
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	90,000	105,314
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2047	50,000	57,302
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 4%, 8/01/2041	10,000	12,041
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	395,000	450,911
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	35,000	35,286
Toledo Lucas County, OH, Authority Port Rev., Facilities (CSX, Inc. Project), 6.45%, 12/15/2021	1,000,000	1,017,329
		$4,395,906
Oklahoma - 0.3%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$15,000	$15,487
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	25,000	30,811
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2029	5,000	6,231
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2033	35,000	42,935
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	50,000	60,663
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	30,000	36,855
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	50,000	61,050

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oklahoma - continued
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	$55,000	$61,236
		$315,268
Oregon - 0.7%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2036	$95,000	$107,288
Medford, OR, Hospital Facility Authority Rev. (Asante Projects), “A”, 4%, 8/15/2050	260,000	302,606
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B”, 1.2%, 6/01/2028 (w)	20,000	19,974
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027 (w)	50,000	49,944
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2040	20,000	25,007
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “A”, 5%, 11/15/2056	120,000	140,746
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-1”, 2.5%, 11/15/2028	20,000	20,139
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-2”, 2.125%, 11/15/2027	10,000	10,034
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-3”, 1.75%, 11/15/2026	15,000	15,046
		$690,784
Pennsylvania - 8.1%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$555,000	$629,878
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2042 (w)	25,000	31,371
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2047	185,000	206,360
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2050	140,000	155,293
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	70,000	86,714
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	60,000	74,040
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	30,000	36,899
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	80,000	87,283
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2048	20,000	23,275
Delaware County, PA, Upper Darby School District, General Obligation, “A”, BAM, 4%, 4/01/2051	155,000	182,571
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	20,000	22,213
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	25,000	29,388
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	35,000	41,143
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039	35,000	39,654
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	20,000	22,660
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2034	30,000	37,947
Geisinger, PA, Geisinger Authority Health System Rev., “A”, 4%, 4/01/2050	720,000	829,190
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), “A”, 4%, 7/01/2049	275,000	314,858
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2036	940,000	654,559
Lehigh County, PA, Water & Sewer Authority Rev., “A”, 5%, 12/01/2043 (Prerefunded 12/01/2023)	480,000	530,945
Lehigh County, PA, Water & Sewer Authority Rev., “A”, 5%, 12/01/2043	420,000	460,017
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	35,000	43,192
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	80,000	91,927
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	70,000	79,957
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	80,000	97,319
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	90,000	96,930
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 0.58%, 8/01/2037 (Put Date 8/01/2024)	50,000	50,014
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	25,000	25,280
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), 5%, 4/01/2028 (Prerefunded 4/01/2022)	140,000	143,897
Pennsylvania Turnpike Commission Rev., “A”, 5%, 12/01/2044	70,000	88,470
Pennsylvania Turnpike Commission Rev., ”A“, 4%, 12/01/2050	275,000	322,424
Pennsylvania Turnpike Commission Subordinate Rev., “A”, AGM, 4%, 12/01/2049	615,000	717,663

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	$100,000	$109,412
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2035	65,000	78,527
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	645,000	773,575
Philadelphia, PA, School District, “A”, 4%, 9/01/2039	100,000	117,247
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 4/01/2028	250,000	251,318
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2032	30,000	41,363
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2033	20,000	28,142
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 4%, 9/01/2035	10,000	12,028
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2044	70,000	88,066
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2044	65,000	73,359
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2046	105,000	118,074
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2048	70,000	78,501
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	30,000	33,573
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	35,000	38,839
		$8,095,355
Puerto Rico - 9.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	$300,000	$304,833
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	20,000	20,570
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	145,000	158,142
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	120,000	130,988
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	325,000	333,718
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	65,000	66,126
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	375,000	384,706
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	10,000	9,775
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	25,000	24,531
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	9,813
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	35,000	34,344
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	15,000	14,625
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	15,000	14,681
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	70,000	67,200
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 5.25%, 7/01/2022	115,000	117,439
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 4.75%, 7/01/2033	20,000	20,342
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2022	45,000	45,698
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	60,000	58,725
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	9,775
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2032 (a)(d)	685,000	669,587
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	30,000	30,483
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2025	25,000	26,625
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	125,000	135,556
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	205,000	222,186
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	9,825
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	25,000	24,531
Puerto Rico Electric Power Authority Rev., “WW”, 5%, 7/01/2028 (a)(d)	575,000	562,062
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	30,000	29,438
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	90,000	88,312
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026	320,000	330,400
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	5,000	5,006
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	50,000	50,673
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	10,000	10,025
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	155,000	156,900

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	$55,000	$55,137
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	55,000	55,729
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	55,000	55,137
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	45,000	45,675
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2023	220,000	230,398
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	140,000	149,267
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2028	60,000	66,388
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	15,000	15,242
Puerto Rico Public Buildings Authority Government Facilities Rev., “I”, AGM, 5%, 7/01/2036	35,000	35,564
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	315,000	332,960
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NPFG, 6%, 7/01/2027	125,000	129,403
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NPFG, 6%, 7/01/2028	25,000	25,906
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	29,000	33,298
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	1,816,000	2,098,132
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	270,000	306,257
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	1,129
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	32,000	36,541
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	51,000	47,016
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	550,000	445,305
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	524,000	394,408
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	772,000	256,990
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	30,000	30,854
		$9,024,376
Rhode Island - 1.1%
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), “B”, 4%, 11/01/2041	$750,000	$906,446
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 2.25%, 12/01/2039	65,000	66,286
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.625%, 12/01/2037	135,000	142,059
		$1,114,791
South Carolina - 2.6%
Columbia, SC, Waterworks and Sewer System Rev., 5%, 2/01/2038 (Prerefunded 2/01/2023)	$1,000,000	$1,068,622
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2046 (n)	100,000	107,137
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	270,000	326,132
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/2043	215,000	236,756
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/2043	515,000	567,112
South Carolina Public Service Authority Rev., “C”, 5%, 12/01/2036	260,000	263,115
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2045	30,000	35,015
		$2,603,889
Tennessee - 2.2%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045 (Prerefunded 1/01/2023)	$820,000	$874,083
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	25,000	31,010
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	10,000	12,333
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	50,000	59,265
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	60,000	69,811
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2034	5,000	6,263
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2039	10,000	12,383
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	205,000	215,185

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	$610,000	$731,442
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2025	185,000	212,610
		$2,224,385
Texas - 10.2%
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045	$100,000	$114,755
Central Texas Regional Mobility Authority Senior Lien Rev., “B”, 5%, 1/01/2046	495,000	631,199
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/2042	330,000	341,050
Conroe Local Government Corp., First Lien Hotel Rev. (Conroe Convention Center Hotel), “A”, 4%, 10/01/2050	30,000	33,053
Conroe Local Government Corp., Second Lien Hotel Rev. (Conroe Convention Center Hotel), “B”, 5%, 10/01/2050 (n)	100,000	109,684
Conroe Local Government Corp., Third Lien Hotel & Contract Rev. (Conroe Convention Center Hotel), “C”, 4%, 10/01/2050	20,000	23,136
Conroe, TX, Independent School District, Unlimited Tax School Building and Refunding, PSF, 5%, 2/15/2039	155,000	171,258
Dallas, TX, Civic Center Convention Complex Rev., AGM, 5.25%, 8/15/2034	465,000	466,902
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2040	195,000	235,419
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	250,000	250,408
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2035	60,000	72,017
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2036	105,000	125,719
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2037	140,000	167,150
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2038	120,000	142,938
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2031	90,000	100,564
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	20,000	22,345
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	40,000	44,681
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	70,000	32,859
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	175,000	63,182
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	100,000	111,862
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/2031 (Prerefunded 7/01/2022)	140,000	145,502
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 4%, 10/01/2051	30,000	33,325
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	100,000	100,351
Lone Star College System, TX, Limited Tax General Obligation, “A”, 4%, 2/15/2046	1,000,000	1,195,690
Matagorda County, TX, Navigation District No. 1 (Houston Lighting), AAC, 5.125%, 11/01/2028	2,000,000	2,520,539
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2031	15,000	15,984
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 4%, 7/01/2036	80,000	79,642
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030 (Prerefunded 4/01/2025)	25,000	29,162
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035 (Prerefunded 4/01/2025)	30,000	34,994
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047 (Prerefunded 4/01/2025)	65,000	75,821
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042 (Prerefunded 6/01/2022)	150,000	155,501
North Texas Tollway Authority System Rev., “B”, 4%, 1/01/2041	185,000	220,326
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “B”, 6%, 1/01/2025 (n)	100,000	103,903
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	160,000	187,892
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	60,000	67,194
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	70,000	77,944
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054	539,834	578,075
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	60,000	66,145
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	115,000	129,935
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	95,000	106,805
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	165,000	192,628

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	$20,000	$11,515
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	10,000	5,450
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	15,000	7,742
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	15,000	7,312
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	30,000	13,829
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	40,000	17,428
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	35,000	14,454
Waco Education Finance Corp. Rev. (Baylor University), 5%, 3/01/2043 (Prerefunded 3/01/2022)	675,000	691,266
		$10,146,535
Utah - 0.5%
Salt Lake City, UT, Salt Lake City International Airport Rev., “A”, 5%, 7/01/2043	$265,000	$323,352
Utah Charter School Finance Authority, Charter School Rev. (Da Vinci Academy of Science & Arts), 4%, 4/15/2047	165,000	175,971
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2039	10,000	12,074
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2044	10,000	11,950
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2049	20,000	23,767
		$547,114
Vermont - 0.0%
Vermont Student Assistance Corp., Education Loan Rev., “A”, 2.375%, 6/15/2039	$40,000	$40,130
Virginia - 0.6%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$165,000	$172,156
Fairfax County, VA, Redevelopment and Housing Authority Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2037	145,000	181,005
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	275,000	286,239
		$639,400
Washington - 1.0%
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	$80,000	$94,099
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	100,000	116,401
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	195,000	223,256
Seattle, WA, Port Rev., 4%, 4/01/2044	60,000	68,151
Washington State Housing Finance Commission Municipal Certificates, “X”, 3.5%, 12/20/2035	397,409	466,585
		$968,492
West Virginia - 0.0%
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2051	$40,000	$47,400
Wisconsin - 2.9%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	$405,000	$232,213
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	175,000	99,801
Wisconsin Health & Educational Facilities Authority Rev. (Aspirusm, Inc. Obligated Group), 4%, 8/15/2048	700,000	787,063
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	10,000	10,149
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	95,000	98,234
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	65,000	66,953
Wisconsin Public Finance Authority Hospital Rev. (WakeMed), “A”, 4%, 10/01/2049	700,000	793,718
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	155,000	174,676
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	114,823
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	25,000	27,637
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	10,000	11,036
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	105,000	115,879
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	15,000	16,554

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056 (n)	$130,000	$131,730
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	15,000	18,120
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2054	20,000	23,967
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2058	20,000	23,939
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 4%, 7/01/2051	70,000	80,635
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Blue Ridge Healthcare), “A”, 4%, 1/01/2045	20,000	22,974
		$2,850,101
Total Municipal Bonds		$151,513,985
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, “A”, NPFG, 0%, 2/15/2045 (n)	$16,377	$4,119
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2033 (n)	120,000	66,268
Total Bonds		$70,387

Other Assets, Less Liabilities - (3.0)%		(2,951,973)
Remarketed Variable Rate MuniFund Preferred Shares (RVMTPS), at liquidation value of $48,800,000 net of unamortized debt issuance costs of $99,513 (issued by the fund) - (48.7)%		(48,700,487)
Net assets applicable to common shares - 100.0%		$99,931,912
(a)	Non-income producing security.
(d)	In default.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,668,891, representing 6.7% of net assets applicable to common shares.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$151,513,985	$—	$151,513,985
U.S. Corporate Bonds	—	70,387	—	70,387
Total	$—	$151,584,372	$—	$151,584,372
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.